Long-Term Debt - Schedule Of Convertible Debt (Detail) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020
Convertible Notes Maturing October 01, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	$ 45,000	$ 45,000
Convertible Notes Maturing June 10, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	14,835	14,835
October 01, 2019 [Member] | Convertible Notes Maturing October 01, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	$ 14,000	$ 14,000
Debt Interest Rate	1.69%	1.69%
February 06, 2020 [Member] | Convertible Notes Maturing October 01, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	$ 6,000	$ 6,000
Debt Interest Rate	1.59%	1.59%
February 12, 2020 [Member] | Convertible Notes Maturing October 01, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	$ 5,000	$ 5,000
Debt Interest Rate	1.59%	1.59%
February 28, 2020 [Member] | Convertible Notes Maturing October 01, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	$ 6,900	$ 6,900
Debt Interest Rate	1.59%	1.59%
October 29, 2020 [Member] | Convertible Notes Maturing October 01, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	$ 1,500	$ 1,500
Debt Interest Rate	1.85%	1.85%
November 12, 2020 [Member] | Convertible Notes Maturing October 01, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	$ 5,940	$ 5,940
Debt Interest Rate	1.85%	1.85%
November 16, 2020 [Member] | Convertible Notes Maturing October 01, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	$ 1,162	$ 1,162
Debt Interest Rate	1.85%	1.85%
November 19, 2020 [Member] | Convertible Notes Maturing October 01, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	$ 3,338	$ 3,338
Debt Interest Rate	1.85%	1.85%
December 01, 2020 [Member] | Convertible Notes Maturing October 01, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	$ 160	$ 160
Debt Interest Rate	1.85%	1.85%
December 11, 2020 [Member] | Convertible Notes Maturing October 01, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	$ 1,000	$ 1,000
Debt Interest Rate	1.85%	1.85%
June 10, 2019 [Member] | Convertible Notes Maturing June 10, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	$ 12,950	$ 12,950
Debt Interest Rate	2.37%	2.37%
June 12, 2019 [Member] | Convertible Notes Maturing June 10, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	$ 500	$ 500
Debt Interest Rate	2.37%	2.37%
June 13, 2019 [Member] | Convertible Notes Maturing June 10, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	$ 400	$ 400
Debt Interest Rate	2.37%	2.37%
July 19, 2019 [Member] | Convertible Notes Maturing June 10, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	$ 235	$ 235
Debt Interest Rate	2.13%	2.13%
July 25, 2019 [Member] | Convertible Notes Maturing June 10, 2021 [Member]
Debt Instrument [Line Items]
Convertible Notes payable	$ 750	$ 750
Debt Interest Rate	2.13%	2.13%